Item G.1.a.ii. Provision of financial support.

(a) Description of nature of support.

Capital contribution by way of seed funding.

(b) Person providing support.

Baillie Gifford International LLC.

(c) Brief description of relationship between the person providing support and the Registrant.

Baillie Gifford International LLC is an affiliate of Baillie Gifford Overseas Limited (Manager of the Registrant).

(d) Date support provided.

August 25, 2022

(e) Amount of support.

$11,441,731.54

(f) Security supported (if applicable).

N/A

(g) Value of security supported on date support was initiated (if applicable).

N/A

(h) Brief description of reason for support.

Value of Seed funding to open Class K & Institutional Class of Baillie Gifford Multi Asset Fund, a series of the Registrant. Funding was in place May 1, 2022 to Fund closure on August 26, 2022 and this is the value on the day prior to Fund closure, August 25, 2022.

(i) Term of support.

Undetermined.

(j) Brief description of any contractual restrictions relating to support.

None.